Eaton Vance
Floating-Rate Opportunities Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 45.3%
Security	Principal Amount (000's omitted)	Value
Basswood Park CLO Ltd., Series 2021-1A, Class E, 11.729%, (3 mo. SOFR + 6.412%), 4/20/34(1)(2)	$2,000	$ 1,978,488
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class E, 12.715%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	3,000	3,014,385
Canyon Capital CLO Ltd., Series 2019-1A, Class ER, 12.726%, (3 mo. SOFR + 7.412%), 4/15/32(1)(2)	1,000	986,826
Carlyle U.S. CLO Ltd., Series 2022-6A, Class ER, 13.225%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	3,000	3,038,325
Crown City CLO I, Series 2020-1A, Class DR, 12.579%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	2,000	1,868,292
Elmwood CLO XI Ltd., Series 2021-4A, Class E, 11.579%, (3 mo. SOFR + 6.262%), 10/20/34(1)(2)	2,500	2,480,570
GoldenTree Loan Opportunities XII Ltd., Series 2016-12A, Class ER, 10.979%, (3 mo. SOFR + 5.662%), 7/21/30(1)(2)	1,250	1,234,498
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,070	1,063,599
Jamestown CLO XV Ltd., Series 2020-15A, Class E, 12.576%, (3 mo. SOFR + 7.262%), 4/15/33(1)(2)	1,310	1,295,792
OCP Aegis CLO Ltd., Series 2023-29A, Class E, 13.05%, (3 mo. SOFR + 7.72%), 1/20/35(1)(2)	2,000	2,009,050
Octagon 68 Ltd., Series 2023-1A, Class E, 12.591%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	3,000	3,007,047
TCW CLO Ltd., Series 2019-2A, Class ER, 11.968%, (3 mo. SOFR + 6.65%), 10/20/32(1)(2)	2,000	1,938,640
Total Asset-Backed Securities (identified cost $23,084,674)		$23,915,512

Senior Floating-Rate Loans — 44.2%(3)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.9%
TransDigm, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28	$995	$ 998,001
		$ 998,001
Auto Components — 1.4%
Autokiniton U.S. Holdings, Inc., Term Loan, 9.441%, (SOFR + 4.00%), 4/6/28	$746	$ 747,973
		$ 747,973
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 1.0%
MajorDrive Holdings IV LLC, Term Loan, 6/1/29(4)	$500	$ 502,188
		$ 502,188
Beverages — 0.9%
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	$497	$ 489,614
		$ 489,614
Capital Markets — 0.9%
Focus Financial Partners LLC, Term Loan, 8.076%, (SOFR + 2.75%), 6/30/28	$497	$ 495,382
		$ 495,382
Chemicals — 3.3%
Charter NEX U.S., Inc., Term Loan, 8.826%, (SOFR + 3.50%), 12/1/27	$497	$ 497,809
INEOS U.S. Finance LLC, Term Loan, 9.176%, (SOFR + 3.75%), 11/8/27	746	746,520
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26	497	474,709
		$ 1,719,038
Consumer Staples Distribution & Retail — 1.0%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29	$497	$ 498,725
		$ 498,725
Containers & Packaging — 1.4%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.101%, (SOFR + 3.675%), 4/13/29	$746	$ 746,296
		$ 746,296
Diversified Consumer Services — 0.9%
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27	$497	$ 494,340
		$ 494,340
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28	$497	$ 482,544
		$ 482,544

Eaton Vance
Floating-Rate Opportunities Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.9%
Aegion Corp., Term Loan, 9.576%, (SOFR + 4.25%), 5/17/28	$498	$ 497,960
		$ 497,960
Gas Utilities — 1.3%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30	$678	$ 678,931
		$ 678,931
Health Care Equipment & Supplies — 0.9%
Journey Personal Care Corp., Term Loan, 9.691%, (SOFR + 4.25%), 3/1/28	$497	$ 486,671
		$ 486,671
Health Care Providers & Services — 0.8%
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26	$500	$ 427,500
		$ 427,500
Health Care Technology — 0.9%
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27	$497	$ 459,098
		$ 459,098
Hotels, Restaurants & Leisure — 3.4%
Carnival Corp., Term Loan, 8.691%, (SOFR + 3.25%), 10/18/28	$995	$ 998,033
Ontario Gaming GTA LP, Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30	500	499,955
Stars Group Holdings BV, Term Loan, 8.86%, (SOFR + 3.25%), 7/22/28	312	313,124
		$ 1,811,112
Insurance — 3.3%
AssuredPartners, Inc., Term Loan, 8.941%, (SOFR + 3.50%), 2/12/27	$746	$ 747,313
USI, Inc., Term Loan, 8.348%, (SOFR + 3.00%), 11/22/29	995	995,376
		$ 1,742,689
IT Services — 1.4%
Asurion LLC, Term Loan, 9.676%, (SOFR + 4.25%), 8/19/28	$746	$ 743,256
		$ 743,256
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 2.3%
Conair Holdings LLC, Term Loan, 9.191%, (SOFR + 3.75%), 5/17/28	$497	$ 479,526
Engineered Machinery Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 5/19/28	746	738,798
		$ 1,218,324
Metals/Mining — 0.9%
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	$497	$ 486,655
		$ 486,655
Professional Services — 2.6%
CoreLogic, Inc., Term Loan, 8.941%, (SOFR + 3.50%), 6/2/28	$497	$ 485,827
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28	497	430,921
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29	497	457,733
		$ 1,374,481
Real Estate Management & Development — 1.0%
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	$499	$ 499,373
		$ 499,373
Road & Rail — 1.8%
Hertz Corp.:
Term Loan, 8.691%, (SOFR + 3.25%), 6/30/28	$834	$ 802,879
Term Loan, 8.691%, (SOFR + 3.25%), 6/30/28	161	155,141
		$ 958,020
Software — 8.2%
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	$1,000	$ 1,003,490
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25	497	484,533
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29	497	493,890
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27	497	480,013
Sabre GLBL, Inc., Term Loan, 10.426%, (SOFR + 5.00%), 6/30/28	500	431,666
Skillsoft Corp., Term Loan, 10.684%, (SOFR + 5.25%), 7/14/28	497	463,131

Eaton Vance
Floating-Rate Opportunities Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Veritas U.S., Inc., Term Loan, 10.441%, (SOFR + 5.00%), 9/1/25	$497	$ 461,683
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28	497	494,502
		$ 4,312,908
Specialty Retail — 0.9%
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28	$497	$ 497,360
		$ 497,360
Total Senior Floating-Rate Loans (identified cost $23,336,210)		$23,368,439

Short-Term Investments — 7.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	4,178,281	$ 4,178,281
Total Short-Term Investments (identified cost $4,178,281)		$ 4,178,281
Total Investments — 97.4% (identified cost $50,599,165)		$51,462,232
Other Assets, Less Liabilities — 2.6%		$ 1,346,931
Net Assets — 100.0%		$52,809,163
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $23,915,512 or 45.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2024.
(3)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(4)	This Senior Loan will settle after February 29, 2024, at which time the interest rate will be determined.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
Abbreviations:
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at February 29, 2024.
Affiliated Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,178,281, which represents 7.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$56,168,777	$(51,990,496)	$ —	$ —	$4,178,281	$236,091	4,178,281
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Floating-Rate Opportunities Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$23,915,512	$ —	$23,915,512
Senior Floating-Rate Loans	—	23,368,439	—	23,368,439
Short-Term Investments	4,178,281	—	—	4,178,281
Total Investments	$4,178,281	$47,283,951	$ —	$51,462,232
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual report to shareholders.
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